Operating Leases (Tables)	12 Months Ended
Dec. 31, 2019
Operating Leases [Abstract]
Lease Cost

Operating
Weighted-average remaining term	13.2
Weighted-average discount rate	3.21%

Undiscounted Cash Flows Due

Undiscounted cash flows due (in thousands)	Operating

2020	$535
2021	535
2022	535
2023	535
2024	544
2025 and thereafter	3,879
Total undiscounted cash flows	6,563
Discount on cash flows	(1,247)
Total lease liabilities	$5,316